Submission	Nov. 12, 2026
Submission [Line Items]
Central Index Key	0001907709
Registrant Name	vVARDIS Holding AG
Registration File Number	333-299384
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES